Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories of financial liabilities [abstract]
Lease debts	$ 71,526	$ 75,764
State Guaranteed loan « PGE »	18,770	22,701
PPP loan		1,518
Non-current financial liabilities	1,259	4,617
Total non-current financial liabilities and non-current lease debts	91,555	104,600
Lease debts	8,329	6,696
State Guaranteed loan « PGE »	2,246
Current financial liabilities	108
Total current financial liabilities and current lease debts	10,683	6,696
Trade payables	23,762	24,609
Other current liabilities	13,731	19,127
Total Financial liabilities	$ 139,731	$ 155,032